Commitments and Contingencies - Summary of Minimum Lease Commitments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016		$ 1,161
2017	$ 1,020	1,020
2018	121	121
Total	1,724	$ 2,302
2016	$ 583